Risk Management (Details 12) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Fair value		$ 276,465,993	$ 228,103,188
FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value		21,805,575	13,977,663
Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		14,628,558	15,320,310
Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		208,525,361	162,161,914
Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	[1]	5,794,187	5,988,087
Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value		25,712,312	30,655,214
Level 1 of fair value hierarchy [member]
Disclosure of credit risk exposure [line items]
Fair value		244,959,494	191,459,887
Level 1 of fair value hierarchy [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value		21,805,575	13,977,663
Level 1 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		14,628,558	15,320,310
Level 1 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		208,525,361	162,161,914
Level 1 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	[1]
Level 1 of fair value hierarchy [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	[1]
Level 2 of fair value hierarchy [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member]
Disclosure of credit risk exposure [line items]
Fair value		31,506,499	36,643,301
Fair value of Level 3 financial assets [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	[1]	5,794,187	5,988,087
Fair value of Level 3 financial assets [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value		$ 25,712,312	$ 30,655,214

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy see Risk Management (Details 13).